Weighted Average Assumptions used to Estimate Fair Value of all Options at Grant Date using Black-Scholes-Merton Option-Pricing Model (Detail)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Risk-free interest rate, minimum	1.10%	1.67%	2.45%
Risk-free interest rate, maximum	1.50%	2.53%	2.96%
Expected life of options	6 years	6 years	6 years
Expected dividend yield of stock
Expected volatility of stock	40.00%	40.00%	40.00%